RIGHT OF USE ASSETS - Rent expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
RIGHT OF USE ASSETS
Amounts of lease liabilities		¥ 0
Rent expenses	¥ 16,942